Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Formidable ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable ETF
Class Name	Formidable ETF
Trading Symbol	FORH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/forh. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/forh
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$129	1.19%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

The Fund trailed the Index during the period due to sector allocation, with an underweight to Information Technology the largest detractor. Security selection was a positive contributor to performance. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the fund has a meaningful allocation to smaller and medium companies, which have trailed larger cap stocks in terms of overall performance by a wide margin. In addition, the Index has over 33% allocated to a single sector (Information Technology), where several of the so-called Magnificent Seven stocks reside - these megacap names continued as market leaders during much of the reporting period.

Given the Fund’s approach to diversification, it was significantly underweight the Information Technology sector compared to the Index. Stock selection contributed positively to performance, with strong security selection in Materials, Health Care, and Financials contributing the most. The Fund’s hedging strategy was also a detractor as markets moved higher throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (4/29/2021)
Formidable ETF	16.19%	1.45%
S&P 500® Index	17.80%	10.93%

Performance Inception Date	Apr. 29, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit formidablefunds.com/forh for more recent performance information.
Net Assets	$ 20,049,116
Holdings Count | Holdings	44
Advisory Fees Paid, Amount	$ 244,535
Investment Company, Portfolio Turnover	73.10%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$20,049,116
Number of Holdings	44
Total Net Advisory Fee	$244,535
Portfolio Turnover Rate	73.10%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
Acacia Research Corp.	10.49%
US Treasury Bill 4/9/2026	5.88%
US Treasury Bill 10/29/2026	5.18%
US Treasury Bill 9/24/2026	5.00%
Royalty Pharma Plc	4.50%
Pan American Silver Corp.	4.31%
Brookfield Infrastructure Partners LP	4.08%
Royal Gold, Inc.	3.83%
Alliance Resource Partners LP	3.38%
Genpact Ltd.	2.74%

Formidable Fortress ETF [Member]
Shareholder Report [Line Items]
Fund Name	Formidable Fortress ETF
Class Name	Formidable Fortress ETF
Trading Symbol	KONG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at formidablefunds.com/kong. You can also request this information by contacting us at (833) 600-5704.
Additional Information Phone Number	(833) 600-5704
Additional Information Website	formidablefunds.com/kong
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

What Factors Influenced Performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to security selection in the Information Technology sector. The Index was up almost 29% within the sector, led by chip makers, while the Fund’s holdings declined around 7%. Most of this underperformance was the result of concerns about the impact of Artificial Intelligence on software companies, several of which are held by the Fund. Multiples for these companies compressed significantly despite these companies continuing to satisfy the Fund’s quality and growth screens.

Otherwise, sector allocation and stock selection was generally neutral. The Fund’s hedging strategy was also a slight detractor as markets moved higher throughout the period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
	1 Year	Average Annual Return Since Inception (7/21/2021)
Formidable Fortress ETF	4.39%	4.12%
S&P 500® Index	17.80%	10.60%

Performance Inception Date	Jul. 21, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit formidablefunds.com/kong for more recent performance information.
Net Assets	$ 20,649,132
Holdings Count | Holdings	42
Advisory Fees Paid, Amount	$ 194,510
Investment Company, Portfolio Turnover	24.85%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Net Assets	$20,649,132
Number of Holdings	42
Total Net Advisory Fee	$194,510
Portfolio Turnover Rate	24.85%

Holdings [Text Block]	Sector Breakdown
Largest Holdings [Text Block]
Top Ten Holdings
ServiceNow, Inc.	5.58%
Fastenal Co.	5.33%
Microsoft Corp.	4.98%
Nvidia Corp.	4.96%
Meta Platforms, Inc.	4.71%
F5, Inc.	4.20%
Interactive Brokers Group, Inc.	4.17%
Snap-on, Inc.	3.35%
EMCOR Group, Inc.	3.34%
Regeneron Pharmaceuticals, Inc.	3.17%